INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets Net
SCHEDULE OF INTANGIBLE ASSETS

	Timber concession and cutting rights	Others	Total
	USD	USD	USD
Cost:
At January 1, 2023	23,777,849	58,226	23,836,075
Additions	2,162,073	-	2,162,073
At December 31, 2023, January 1, 2024 and December 31, 2024	25,939,922	58,226	25,998,148

Accumulated amortization:
At January 1, 2023	(4,507,678)	(22,940)	(4,530,618)
Charge for the year	(943,607)	(7,017)	(950,624)
Exchange difference	-	33	33
At December 31, 2023 and January 1, 2024	(5,451,285)	(29,924)	(5,481,209)

Charge for the year	(948,112)	(6,486)	(954,598)
Exchange difference	-	(160)	(160)
At December 31, 2024	(6,399,397)	(36,570)	(6,435,967)

Accumulated impairment:
At January 1, 2023, December 31, 2023 and January 1, 2024	-	-	-
Charge for the year	(3,643,422)	-	(3,643,422)
At December 31, 2024	(3,643,422)	-	(3,643,422)

Net book value:
At December 31, 2023	20,488,637	28,302	20,516,939
At December 31, 2024	15,897,103	21,656	15,918,759